UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  March 31, 2013


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Directions Investment Advisory, LLC
Address: The Pointe, Suite 220
         400 Northridge Road
         Atlanta, Georgia  30350

13F File Number:  28-13057

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Macora Furlong
Title:  Director of Operations
Phone:  678-507-1460

Signature, Place, and Date of Signing:

Macora Furlong         Atlanta, Georgia       03/31/2013

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        65

Form 13F Information Table Value Total:   200,042
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers wtih respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name


               28-13057

[Repeat as necessary].

       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE

Barclays Bank PLC              COM       06740C188      1      52     sh           sole                   52
DJ Wilshire REIT 	       COM       78464A607    881   11353     sh           sole                11353
IShares Barclays 1-3           COM       464287457     19     225     sh           sole                  225
IShares Core S&P               COM       464287804     11     132     sh           sole                  132
IShares International REIT     COM       78463X863    960   22332     sh           sole                22332
IShares International Small    COM       78463X871    296    9664     sh           sole                 9664
IShares MSCI ACWI Index        COM       464288257    247    4872     sh           sole                 4872
IShares MSCI EAFE Index        COM       464287465  42018  712418     sh           sole               712418
IShares MSCI Emerging Markets  COM       464287234    509   11910     sh           sole                11910
IShares MSCI Japan Small Cap   COM       464286582     70    1360     sh           sole                 1360
Ishares Russell 1000 Growth    COM       464287614   2401   33640     sh           sole                33640
IShares Russell 1000 Index     COM       434287622     21     240     sh           sole                  240
Ishares Russell 1000 Value     COM       464287598   2625   32338     sh           sole                32338
IShares Russell 2000           COM       464287655  11051  117028     sh           sole               117028
IShares Russell 2000 Growth    COM       464287648    814    7561     sh           sole                 7561
IShares Russell 2000 Value     COM       464287630   1028   12267     sh           sole                12267
Ishares Russell 3000 Index     COM       464287689    399    4271     sh           sole                 4271
Ishares Russell Mid Cap Growth COM       464287481    864   12367     sh           sole                12367
IShares Russell Midcap         COM       464287499     39     304     sh           sole                  304
Ishares Russell Midcap         COM       464287473    500    8772     sh           sole                 8772
IShares S&P 500 Index          COM       464287200   1154    7335     sh           sole                 7335
Ishares S&P MidCap 400 Barra   COM       464287606  29276  229813     sh           sole               229813
Ishares S&P MidCap 400 Index   COM       464287507     99     864     sh           sole                  864
IShares S&P Midcap Value       COM       464287705     94     933     sh           sole                  933
IShares S&P Nationsl Muni Bd   COM       464288414    775    7037     sh           sole                 7037
Ishares Tr S&P Muni Fund       COM       464288158    318    2992     sh           sole                 2992
IShares S&P Small Cap          COM       464287879     26     285     sh           sole                  285
IShares Tr Cohen & Steer       COM       449243104     79     955     sh           sole                  955
IShares Tr GS Investop         COM       464287242    435    3720     sh           sole                 3720
Ishares Tr Lehiman Bd Fd       COM       464287226    808    7294     sh           sole                 7294
IShares Tr Lehman TIPS         COM       464287176     33     270     sh           sole                  270
SIhares Tr S&P 500 Value       COM       464287408    537    7277     sh           sole                 7277
IShares TRUST                  COM       464288273    586   13322     sh           sole                13322
IShares TRUST Dow Jones        COM       464287168     28     436     sh           sole                  436
Nasdaq 100 Shares              COM       631100104     71    1029     sh           sole                 1029
Proshares Unltra Financials    COM       74347R743      8     100     sh           sole                  100
Proshares Ultra Silver         COM       74347W841     11     300     sh           sole                  300
S&P Mid Cap 400 Dep Rcpts      COM       595635103      8      37     sh           sole                   37
Schwab Emerging Markets Equity COM       808524706     12     961     sh           sole                  961
SChwab Intl Small Cap          COM       808524888    103    3657     sh           sole                 3657
Schwab Intm US Trst            COM       808524854     67    1243     sh           sole                 1243
Schwab Short Term US Tsy       COM       808524862     60    1190     sh           sole                 1190
Schwab US Aggregate Bond       COM       808524839    112    3896     sh           sole                 3896
Schwab US Broad Market         COM       808524102      9     225     sh           sole                  225
Schwab US Large Cap            COM       808524201      8     204     sh           sole                  204
Schwab US Large Cap Growth     COM       808524300    393   11033     sh           sole                11033
Schwab US Large Cap Value      COM       808524409    417   12259     sh           sole                12259
Schwab US Mid Cap              COM       808524508     81    2554     sh           sole                 2554
Schwab US REIT                 COM       808524847     81    2476     sh           sole                 2476
Schwab US Small Cap            COM       808524607     96    2237     sh           sole                 2237
Schwab US TIPS                 COM       808524870     15     255     sh           sole                  255
Spider Barclay Muni            COM       78464A458     54    2265     sh           sole                 2265
Spider DJ Small Cap Growth     COM       78464A201  29767  212095     sh           sole               212095
Spider DJ Wilshire Large Cap   COM       78464A409  69209  976387     sh           sole               976387
Spider S&P 500 Value           COM       78464A508     34     427     sh           sole                  427
Spider S&P 600 Small Cap       COM       78464A300     76     880     sh           sole                  880
Spider Trust S&P 500 Index     COM       78462F103    136     867     sh           sole                  867
Streettracks Gold Trust        COM       863307104     31     238     sh           sole                  238
Vanguard Energy                COM       92204A306     40     350     sh           sole                  350
Vanguard Intl Equity Index     COM       922042775     73    1579     sh           sole                 1579
Vanguard Meg Cap 300           COM       921910873     32     590     sh           sole                  590
Vanguard Mid Cap               COM       922908629      7      78     sh           sole                   78
Vanguard MSCI EAFE             COM       921943858     18     501     sh           sole                  501
Vanguard Small Cap Value       COM       922908611      7      87     sh           sole                   87
Vanguard FTSE Emerging Mkts    COM       922042858      6     145     sh           sole                  145
